Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Grandeur Peak Global Trust
Entity Central Index Key	0001965454
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000242720
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$189	1.62%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,971,381
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 978,067
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,971,381
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$978,067
Portfolio Turnover	30%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Other Industries	16.9%
Household Products	1.8%
Transportation & Logistics	2.0%
Apparel & Textile Products	2.4%
Electrical Equipment	3.1%
Automotive	3.5%
Retail - Discretionary	3.7%
Software	3.7%
Real Estate Owners & Developers	3.8%
Banking	4.0%
Engineering & Construction	5.0%
Machinery	5.6%
Retail - Consumer Staples	5.7%
Commercial Support Services	6.9%
Semiconductors	9.2%
Technology Hardware	19.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	33.5%
Industrials	22.6%
Consumer Staples	10.8%
Consumer Discretionary	9.6%
Financials	6.3%
Real Estate	4.7%
Health Care	4.2%
Materials	3.1%
Communications	1.1%
Information Technology	0.7%
Other Assets in Excess of Liabilities	3.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	5.6%
Airtac International Group	3.9%
Jentech Precision Industrial Co., Ltd.	3.9%
Asia Vital Components Co., Ltd.	3.8%
HD Hyundai Marine Solution Co	3.3%
FNS Tech Company Ltd.	3.2%
Hon Precision, Inc.	3.0%
Sporton International, Inc.	2.5%
Rasan Information Technology Company	2.3%
Beijing Huafeng Test & Control	2.1%

C000242719
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	1.87%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,971,381
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 978,067
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,971,381
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$978,067
Portfolio Turnover	30%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Other Industries	16.9%
Household Products	1.8%
Transportation & Logistics	2.0%
Apparel & Textile Products	2.4%
Electrical Equipment	3.1%
Automotive	3.5%
Retail - Discretionary	3.7%
Software	3.7%
Real Estate Owners & Developers	3.8%
Banking	4.0%
Engineering & Construction	5.0%
Machinery	5.6%
Retail - Consumer Staples	5.7%
Commercial Support Services	6.9%
Semiconductors	9.2%
Technology Hardware	19.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	33.5%
Industrials	22.6%
Consumer Staples	10.8%
Consumer Discretionary	9.6%
Financials	6.3%
Real Estate	4.7%
Health Care	4.2%
Materials	3.1%
Communications	1.1%
Information Technology	0.7%
Other Assets in Excess of Liabilities	3.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	5.6%
Airtac International Group	3.9%
Jentech Precision Industrial Co., Ltd.	3.9%
Asia Vital Components Co., Ltd.	3.8%
HD Hyundai Marine Solution Co	3.3%
FNS Tech Company Ltd.	3.2%
Hon Precision, Inc.	3.0%
Sporton International, Inc.	2.5%
Rasan Information Technology Company	2.3%
Beijing Huafeng Test & Control	2.1%

C000242722
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Contrarian Fund
Class Name	Institutional Class
Trading Symbol	GPGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 144,114,205
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,451,300
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$144,114,205
Number of Portfolio Holdings	91
Advisory Fee	$1,451,300
Portfolio Turnover	67%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	17.5%
Retail - Discretionary	2.8%
Electrical Equipment	2.9%
Institutional Financial Services	3.2%
Banking	3.3%
Chemicals	3.4%
Commercial Support Services	3.5%
Wholesale - Discretionary	3.8%
Asset Management	6.0%
Technology Hardware	6.2%
Semiconductors	6.3%
Health Care Facilities & Services	6.6%
Machinery	6.7%
Medical Equipment & Devices	8.0%
Biotech & Pharma	9.2%
Retail - Consumer Staples	9.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Health Care	23.8%
Industrials	17.2%
Financials	13.8%
Technology	13.6%
Consumer Discretionary	12.4%
Consumer Staples	10.9%
Materials	4.8%
Communications	1.6%
Information Technology	1.2%
Other Assets in Excess of Liabilities	0.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Recordati Industria Chimica e Farmaceutica SpA	4.0%
Interpump Group SpA	3.5%
Dollar General Corporation	3.0%
Silergy Corporation	3.0%
CVS Group plc	2.7%
Hartadinata Abadi Tbk PT	2.7%
Melexis NV	2.3%
Virbac S.A.	2.2%
X-Fab Silicon Foundries S.E. 144A	2.1%
B&M European Value Retail plc	2.0%

C000242723
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Explorer Fund
Class Name	Institutional Class
Trading Symbol	GPGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	1.12%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,303,165
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 21,837
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,303,165
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$21,837
Portfolio Turnover	153%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Industries	10.3%
Beverages	2.5%
Engineering & Construction	2.5%
Retail - Discretionary	2.8%
Diversified Industrials	3.1%
Automotive	3.7%
Medical Equipment & Devices	4.2%
Health Care Facilities & Services	4.3%
Machinery	4.8%
Electrical Equipment	4.9%
Biotech & Pharma	6.0%
Industrial Support Services	6.2%
Institutional Financial Services	6.5%
Software	7.1%
Asset Management	8.1%
Semiconductors	8.3%
Technology Hardware	14.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	30.2%
Industrials	25.9%
Financials	14.6%
Health Care	14.5%
Consumer Discretionary	10.4%
Consumer Staples	3.5%
Communications	0.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	4.5%
Asia Vital Components Co., Ltd.	3.6%
Marex Group PLC	3.5%
Diploma plc	3.5%
Pattern Group, Inc.	3.4%
Pinnacle Investment Management Group	3.2%
ITT, Inc.	3.1%
Rosebank Industries plc	3.1%
Recordati SpA	3.0%
Melexis NV	3.0%

C000242724
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	GPMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$208	2.00%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,080,688
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 693,790
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$45,080,688
Number of Portfolio Holdings	101
Advisory Fee	$693,790
Portfolio Turnover	51%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.7%
Other Industries	16.5%
Wholesale - Discretionary	2.1%
Internet Media & Services	2.5%
Industrial Support Services	3.1%
Food	3.1%
Electrical Equipment	3.4%
Retail - Discretionary	3.5%
Semiconductors	3.6%
Automotive	3.6%
E-Commerce Discretionary	4.7%
Biotech & Pharma	5.4%
Medical Equipment & Devices	6.1%
Technology Hardware	7.1%
Asset Management	8.1%
Commercial Support Services	8.4%
Health Care Facilities & Services	8.9%
Software	9.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Technology	21.7%
Health Care	20.5%
Industrials	18.5%
Consumer Discretionary	16.7%
Financials	9.4%
Consumer Staples	5.5%
Communications	2.9%
Real Estate	2.3%
Materials	1.1%
Energy	0.7%
Liabilities in Excess of Other Assets	0.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Pennant Group, Inc. (The)	3.5%
IPD Group Ltd/Australia	2.9%
AZOOM Co Ltd	2.5%
Kogan.com Ltd	2.4%
CVS Group plc	2.3%
Vitec Software Group	2.1%
Hartadinata Abadi Tbk PT	2.1%
Charm Care Corp KK	2.1%
BioSyent Inc	2.0%
FNS Tech Company Ltd.	2.0%

C000242725
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.33%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 348,786,468
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,834,447
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$348,786,468
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$4,834,447
Portfolio Turnover	60%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Industries	10.4%
Retail - Consumer Staples	1.6%
Banking	1.7%
Technology Services	2.0%
Retail - Discretionary	2.1%
Institutional Financial Services	3.3%
Commercial Support Services	4.0%
Industrial Support Services	4.5%
Engineering & Construction	5.4%
Semiconductors	6.8%
Biotech & Pharma	6.9%
Asset Management	7.0%
Medical Equipment & Devices	7.6%
Health Care Facilities & Services	8.0%
Machinery	8.2%
Technology Hardware	8.9%
Electrical Equipment	11.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	35.4%
Health Care	22.5%
Technology	19.0%
Financials	12.1%
Consumer Discretionary	5.2%
Consumer Staples	2.2%
Real Estate	1.9%
Materials	1.1%
Communications	0.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	4.4%
Diploma plc	3.6%
Interpump Group SpA	3.6%
Melexis NV	3.2%
Littelfuse, Inc.	3.0%
Virbac S.A.	2.8%
Kadant, Inc.	2.7%
Asker Healthcare Group AB	2.7%
Recordati SpA	2.4%
Volution Group PLC	2.4%

C000242726
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.58%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 348,786,468
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,834,447
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$348,786,468
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$4,834,447
Portfolio Turnover	60%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Industries	10.4%
Retail - Consumer Staples	1.6%
Banking	1.7%
Technology Services	2.0%
Retail - Discretionary	2.1%
Institutional Financial Services	3.3%
Commercial Support Services	4.0%
Industrial Support Services	4.5%
Engineering & Construction	5.4%
Semiconductors	6.8%
Biotech & Pharma	6.9%
Asset Management	7.0%
Medical Equipment & Devices	7.6%
Health Care Facilities & Services	8.0%
Machinery	8.2%
Technology Hardware	8.9%
Electrical Equipment	11.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	35.4%
Health Care	22.5%
Technology	19.0%
Financials	12.1%
Consumer Discretionary	5.2%
Consumer Staples	2.2%
Real Estate	1.9%
Materials	1.1%
Communications	0.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	4.4%
Diploma plc	3.6%
Interpump Group SpA	3.6%
Melexis NV	3.2%
Littelfuse, Inc.	3.0%
Virbac S.A.	2.8%
Kadant, Inc.	2.7%
Asker Healthcare Group AB	2.7%
Recordati SpA	2.4%
Volution Group PLC	2.4%

C000242727
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Institutional Class
Trading Symbol	GPRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.18%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 83,628,702
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 915,113
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$83,628,702
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$915,113
Portfolio Turnover	65%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Other Industries	23.9%
E-Commerce Discretionary	1.7%
Retail - Consumer Staples	2.5%
Retail - Discretionary	2.7%
Engineering & Construction	3.1%
Industrial Support Services	3.1%
Institutional Financial Services	3.3%
Commercial Support Services	3.5%
Software	3.9%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.8%
Machinery	5.2%
Semiconductors	5.8%
Asset Management	6.6%
Medical Equipment & Devices	7.8%
Technology Hardware	8.6%
Electrical Equipment	9.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	28.5%
Technology	19.6%
Health Care	16.6%
Financials	13.3%
Consumer Discretionary	8.9%
Consumer Staples	5.3%
Materials	2.9%
Real Estate	2.5%
Communications	1.2%
Information Technology	0.6%
Energy	0.5%
Listed Private Equity Investments	0.4%
Liabilities in Excess of Other Assets	-0.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	1.4%
Virbac S.A.	1.3%
Asia Vital Components Co., Ltd.	1.2%
Bel Fuse, Inc., Class B	1.1%
Rosebank Industries plc	1.1%
M-Tron Industries, Inc.	1.1%
Pinnacle Investment Management Group	1.1%
Marex Group PLC	1.1%
Advanced Medical Solutions Group	1.0%
Littelfuse, Inc.	1.0%

C000242728
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Investor Class
Trading Symbol	GPROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.43%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 83,628,702
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 915,113
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$83,628,702
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$915,113
Portfolio Turnover	65%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Other Industries	23.9%
E-Commerce Discretionary	1.7%
Retail - Consumer Staples	2.5%
Retail - Discretionary	2.7%
Engineering & Construction	3.1%
Industrial Support Services	3.1%
Institutional Financial Services	3.3%
Commercial Support Services	3.5%
Software	3.9%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.8%
Machinery	5.2%
Semiconductors	5.8%
Asset Management	6.6%
Medical Equipment & Devices	7.8%
Technology Hardware	8.6%
Electrical Equipment	9.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	28.5%
Technology	19.6%
Health Care	16.6%
Financials	13.3%
Consumer Discretionary	8.9%
Consumer Staples	5.3%
Materials	2.9%
Real Estate	2.5%
Communications	1.2%
Information Technology	0.6%
Energy	0.5%
Listed Private Equity Investments	0.4%
Liabilities in Excess of Other Assets	-0.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Silergy Corp	1.4%
Virbac S.A.	1.3%
Asia Vital Components Co., Ltd.	1.2%
Bel Fuse, Inc., Class B	1.1%
Rosebank Industries plc	1.1%
M-Tron Industries, Inc.	1.1%
Pinnacle Investment Management Group	1.1%
Marex Group PLC	1.1%
Advanced Medical Solutions Group	1.0%
Littelfuse, Inc.	1.0%

C000242730
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GGSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,168,566
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 582,530
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$86,168,566
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$582,530
Portfolio Turnover	74%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	8.9%
Retail - Discretionary	1.7%
Commercial Support Services	2.6%
Aerospace & Defense	3.3%
Biotech & Pharma	3.3%
Industrial Intermediate Prod	3.6%
Health Care Facilities & Services	3.6%
Institutional Financial Services	4.8%
Asset Management	6.2%
Industrial Support Services	6.4%
Medical Equipment & Devices	6.6%
Machinery	6.6%
Semiconductors	8.7%
Technology Hardware	9.5%
Engineering & Construction	10.9%
Electrical Equipment	12.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	47.5%
Technology	19.5%
Health Care	13.5%
Financials	11.0%
Consumer Discretionary	4.0%
Materials	1.9%
Real Estate	1.0%
Listed Private Equity Investments	0.5%
Communications	0.5%
Other Assets in Excess of Liabilities	0.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Primoris Services Corporation	4.0%
Rosebank Industries plc	3.4%
Diploma plc	2.9%
Japan Elevator Service Holdings Company Ltd.	2.8%
Monolithic Power Systems, Inc.	2.6%
Silergy Corp	2.5%
HD Hyundai Marine Solution Co	2.5%
Lagercrantz Group A.B.	2.3%
Kadant, Inc.	2.0%
Littelfuse, Inc.	2.0%

C000242729
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GGSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.31%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,168,566
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 582,530
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$86,168,566
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$582,530
Portfolio Turnover	74%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	8.9%
Retail - Discretionary	1.7%
Commercial Support Services	2.6%
Aerospace & Defense	3.3%
Biotech & Pharma	3.3%
Industrial Intermediate Prod	3.6%
Health Care Facilities & Services	3.6%
Institutional Financial Services	4.8%
Asset Management	6.2%
Industrial Support Services	6.4%
Medical Equipment & Devices	6.6%
Machinery	6.6%
Semiconductors	8.7%
Technology Hardware	9.5%
Engineering & Construction	10.9%
Electrical Equipment	12.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	47.5%
Technology	19.5%
Health Care	13.5%
Financials	11.0%
Consumer Discretionary	4.0%
Materials	1.9%
Real Estate	1.0%
Listed Private Equity Investments	0.5%
Communications	0.5%
Other Assets in Excess of Liabilities	0.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Primoris Services Corporation	4.0%
Rosebank Industries plc	3.4%
Diploma plc	2.9%
Japan Elevator Service Holdings Company Ltd.	2.8%
Monolithic Power Systems, Inc.	2.6%
Silergy Corp	2.5%
HD Hyundai Marine Solution Co	2.5%
Lagercrantz Group A.B.	2.3%
Kadant, Inc.	2.0%
Littelfuse, Inc.	2.0%

C000242731
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$150	1.38%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,660,659
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,909,936
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$191,660,659
Number of Portfolio Holdings	88
Advisory Fee (net of waivers)	$2,909,936
Portfolio Turnover	41%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Other Industries	14.6%
Household Products	1.6%
Retail - Discretionary	1.7%
Automotive	2.2%
Banking	2.5%
Medical Equipment & Devices	2.7%
Industrial Intermediate Prod	2.8%
Engineering & Construction	4.4%
Health Care Facilities & Services	4.6%
Industrial Support Services	5.0%
Commercial Support Services	5.9%
Machinery	6.2%
Biotech & Pharma	6.3%
Semiconductors	7.4%
Asset Management	7.5%
Electrical Equipment	8.8%
Technology Hardware	11.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	34.5%
Technology	20.8%
Health Care	13.6%
Financials	11.6%
Consumer Discretionary	4.9%
Consumer Staples	4.7%
Materials	2.7%
Real Estate	2.6%
Information Technology	0.3%
Other Assets in Excess of Liabilities	4.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Volution Group PLC	3.7%
Silergy Corp	3.7%
Diploma plc	3.2%
Rosebank Industries plc	2.7%
Interpump Group SpA	2.6%
Melexis NV	2.5%
Recordati SpA	2.3%
Pinnacle Investment Management Group	2.3%
Virbac S.A.	2.1%
Hill & Smith Holdings plc	1.8%

C000242732
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.63%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.63%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,660,659
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,909,936
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$191,660,659
Number of Portfolio Holdings	88
Advisory Fee (net of waivers)	$2,909,936
Portfolio Turnover	41%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Other Industries	14.6%
Household Products	1.6%
Retail - Discretionary	1.7%
Automotive	2.2%
Banking	2.5%
Medical Equipment & Devices	2.7%
Industrial Intermediate Prod	2.8%
Engineering & Construction	4.4%
Health Care Facilities & Services	4.6%
Industrial Support Services	5.0%
Commercial Support Services	5.9%
Machinery	6.2%
Biotech & Pharma	6.3%
Semiconductors	7.4%
Asset Management	7.5%
Electrical Equipment	8.8%
Technology Hardware	11.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	34.5%
Technology	20.8%
Health Care	13.6%
Financials	11.6%
Consumer Discretionary	4.9%
Consumer Staples	4.7%
Materials	2.7%
Real Estate	2.6%
Information Technology	0.3%
Other Assets in Excess of Liabilities	4.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Volution Group PLC	3.7%
Silergy Corp	3.7%
Diploma plc	3.2%
Rosebank Industries plc	2.7%
Interpump Group SpA	2.6%
Melexis NV	2.5%
Recordati SpA	2.3%
Pinnacle Investment Management Group	2.3%
Virbac S.A.	2.1%
Hill & Smith Holdings plc	1.8%

C000242733
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GISYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,323,967,683
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 10,250,186
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,323,967,683
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$10,250,186
Portfolio Turnover	71%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Industries	10.3%
Institutional Financial Services	1.8%
Aerospace & Defense	1.9%
Real Estate Owners & Developers	2.0%
Retail - Discretionary	2.6%
Medical Equipment & Devices	2.8%
Commercial Support Services	3.0%
Health Care Facilities & Services	3.3%
Industrial Intermediate Prod	4.0%
Biotech & Pharma	4.9%
Industrial Support Services	5.4%
Machinery	6.1%
Engineering & Construction	6.8%
Asset Management	7.3%
Technology Hardware	10.5%
Semiconductors	11.8%
Electrical Equipment	15.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	43.3%
Technology	23.8%
Health Care	11.0%
Financials	9.1%
Consumer Discretionary	5.7%
Materials	2.8%
Real Estate	2.0%
Consumer Staples	1.3%
Communications	0.6%
Other Assets in Excess of Liabilities	0.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rosebank Industries plc	3.8%
Diploma plc	3.5%
Japan Elevator Service Holdings Company Ltd.	3.3%
HD Hyundai Marine Solution Co	2.8%
Monolithic Power Systems, Inc.	2.8%
Lagercrantz Group AB	2.6%
Silergy Corp	2.5%
Sanil Electric Company Ltd.	2.5%
Recordati SpA	2.2%
Aritzia Inc	2.1%

C000242734
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,323,967,683
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 10,250,186
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,323,967,683
Number of Portfolio Holdings	77
Advisory Fee (net of waivers)	$10,250,186
Portfolio Turnover	71%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Industries	10.3%
Institutional Financial Services	1.8%
Aerospace & Defense	1.9%
Real Estate Owners & Developers	2.0%
Retail - Discretionary	2.6%
Medical Equipment & Devices	2.8%
Commercial Support Services	3.0%
Health Care Facilities & Services	3.3%
Industrial Intermediate Prod	4.0%
Biotech & Pharma	4.9%
Industrial Support Services	5.4%
Machinery	6.1%
Engineering & Construction	6.8%
Asset Management	7.3%
Technology Hardware	10.5%
Semiconductors	11.8%
Electrical Equipment	15.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	43.3%
Technology	23.8%
Health Care	11.0%
Financials	9.1%
Consumer Discretionary	5.7%
Materials	2.8%
Real Estate	2.0%
Consumer Staples	1.3%
Communications	0.6%
Other Assets in Excess of Liabilities	0.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rosebank Industries plc	3.8%
Diploma plc	3.5%
Japan Elevator Service Holdings Company Ltd.	3.3%
HD Hyundai Marine Solution Co	2.8%
Monolithic Power Systems, Inc.	2.8%
Lagercrantz Group AB	2.6%
Silergy Corp	2.5%
Sanil Electric Company Ltd.	2.5%
Recordati SpA	2.2%
Aritzia Inc	2.1%

C000242721
Shareholder Report [Line Items]
Fund Name	Grandeur Peak US Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GUSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-377-7325
Additional Information Website	grandeurpeakglobal.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,588,370
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 812,476
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,588,370
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$812,476
Portfolio Turnover	172%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	6.7%
Metals & Mining	1.5%
Technology Services	1.7%
Software	1.7%
Chemicals	1.8%
Diversified Industrials	3.1%
Health Care Facilities & Services	3.2%
Industrial Support Services	3.6%
Retail - Discretionary	3.8%
Aerospace & Defense	4.4%
Asset Management	7.1%
Semiconductors	7.4%
Machinery	9.1%
Engineering & Construction	9.1%
Institutional Financial Services	9.9%
Medical Equipment & Devices	11.1%
Electrical Equipment	14.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	45.6%
Financials	18.2%
Health Care	14.2%
Technology	10.9%
Consumer Discretionary	5.3%
Materials	3.4%
Listed Private Equity Investments	1.4%
Consumer Staples	1.1%
Liabilities in Excess of Other Assets	-0.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rosebank Industries plc	7.1%
Primoris Services Corporation	5.3%
Monolithic Power Systems, Inc.	4.4%
Kadant, Inc.	3.7%
LeMaitre Vascular, Inc.	3.6%
Littelfuse, Inc.	3.1%
ITT, Inc.	3.1%
Marex Group PLC	2.9%
M-Tron Industries, Inc.	2.9%
Bel Fuse, Inc., Class B	2.7%